Organization and Business Description (Details) - USD ($)			9 Months Ended		12 Months Ended
	Apr. 22, 2024	Mar. 04, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 21, 2024	Aug. 15, 2023	Sep. 12, 2022	Feb. 01, 2022
Organization and Business Description [Line Items]
Valuation of the company						$ 751,400
Common stock outstanding (in Shares)			19,863,515		15,130,393	1,044,861,360
Escrow shares (in Shares)			2,875,000
Cash		$ 181,339
Number of common stock shares (in Shares)			6,000,000
Common stock valued			$ 1,986		$ 1,513	$ 104,486			$ 500,000	$ 250,000
ANEW equity value			$ 60,000,000
Per share valuation (in Dollars per share)								$ 0.25
Common stock, par value per share (in Dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001
Converted newly issued share (in Shares)			1		405,250
Aggregate units (in Shares)	900,000	750,000
Settle transaction costs	$ 1,950,000	$ 1,950,000
Additional shares of redwoods’ common stock (in Shares)			19,863,515		15,130,393	1,044,861,360
Contingent consideration shares			(i)2,000,000 Contingent Consideration Shares upon the Company’s common stock achieving a closing price equal to or exceeding $12.50 for 10 trading days within a 20-day trading period in the first three years following the Closing; (ii) 2,000,000 Contingent Consideration Shares upon the Company’s common stock achieving a closing price equal to or exceeding $15.00 for 10 trading days within a 20-day trading period in the first three years following the Closing; and (iii) 1,000,000 Contingent Consideration Shares upon the Company’s common stock achieving a closing price equal to or exceeding $20.00 for 10 trading days within a 20-day trading period in the first five years following the Closing.
Income tax payable			$ (568,111)
Public Warrants [Member]
Organization and Business Description [Line Items]
Warrants exercisable (in Shares)			11,500,000
Private Warrants [Member]
Organization and Business Description [Line Items]
Warrants exercisable (in Shares)			530,000
Cash [Member]
Organization and Business Description [Line Items]
Cash			$ 589,081
Income Tax Payable [Member]
Organization and Business Description [Line Items]
Income tax payable			$ 568,111
Business Combination [Member]
Organization and Business Description [Line Items]
Cash							$ 181,339
Redwoods Acquisition Corp [Member]
Organization and Business Description [Line Items]
Issued shares (in Shares)			6,000,000
Assuming price per share (in Dollars per share)			$ 10
Cash			$ 8,500
ANew Medical, Inc [Member]
Organization and Business Description [Line Items]
Common stock valued			$ 60,000,000
Per share valuation (in Dollars per share)			$ 10
Common stock, par value per share (in Dollars per share)			$ 0.0001				$ 0.0001
Redwoods PIPE Investors [Member]
Organization and Business Description [Line Items]
Cash			$ 181,339
Aggregate units (in Shares)			750,000
Settle transaction costs			$ 2,000,000
ANEW PIPE Investors [Member]
Organization and Business Description [Line Items]
Issued shares (in Shares)			1
Cash			$ 589,081
Aggregate units (in Shares)			854,257
Aggregate purchase price			$ 2,000,000
Settle transaction costs			1,000,000
ANEW PIPE Financing Funds [Member]
Organization and Business Description [Line Items]
Cash			950,000
Redwoods PIPE Financing Funds [Member] | Redwoods PIPE Investors [Member]
Organization and Business Description [Line Items]
Cash			50,000
ANEW PIPE Financing Funds [Member] | ANEW PIPE Investors [Member]
Organization and Business Description [Line Items]
Cash			50,000
Common Stock [Member] | Redwoods Acquisition Corp [Member]
Organization and Business Description [Line Items]
Valuation of the company			$ 60,000,000
Common stock outstanding (in Shares)			15,130,393
Merger Sub Common Stock [Member]
Organization and Business Description [Line Items]
Common stock, par value per share (in Dollars per share)			$ 0.0001
Redwoods Common Stock [Member]
Organization and Business Description [Line Items]
Additional shares of redwoods’ common stock (in Shares)			5,000,000
Warrant [Member]
Organization and Business Description [Line Items]
Warrants exercisable (in Shares)			12,030,000